Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed maturity securities:
Bonds available for sale, at fair value, net of allowance for credit losses of $148 in 2022 and $78 in 2021 (amortized cost: 2022 - $181,274; 2021 - $182,593)	$ 156,793	$ 198,568
Other bond securities	3,769	2,082
Equity securities, at fair value	170	242
Mortgage and other loans receivable	44,566	39,388
Other investments	10,418	10,567
Short-term Investments	4,400	5,471
Total investments	220,116	256,318
Cash	552	537
Accrued investment income	1,813	1,760
Premiums and other receivables, net of allowance for credit losses and disputes of $1 in 2022 and $1 in 2021	916	884
Reinsurance assets, net of allowance for credit losses and disputes	2,980	2,932
Deferred income taxes	9,162	4,837
Deferred policy acquisition costs and value of business acquired	13,179	8,058
Other assets	2,852	3,303
Separate account assets, at fair value	84,853	109,111
Total assets	364,217	416,212
Liabilities:
Future policy benefits for life and accident and health insurance contracts	57,266	57,751
Policyholder contract deposits (portion measured at fair value: 2022 - $7,216; 2021 - $9,824)	158,966	156,846
Other policyholder funds	3,331	2,849
Short-term debt	1,500	8,317
Long-term debt	7,868	427
Separate account liabilities	84,853	109,111
Total liabilities	355,068	387,284
Redeemable noncontrolling interest	0	83
Corebridge Shareholders' equity:
Common stock, value	6
Additional paid-in capital	8,030	8,054
Retained earnings	16,121	8,859
Accumulated other comprehensive income (loss)	(15,947)	10,167
Total Corebridge Shareholders' equity	8,210	27,086
Non-redeemable noncontrolling interests	939	1,759
Total equity	9,149	28,845
Total liabilities, redeemable noncontrolling interest and equity	364,217	416,212
Common Stock Class A
Corebridge Shareholders' equity:
Common stock, value		5
Common Stock Class B
Corebridge Shareholders' equity:
Common stock, value		1
Fortitude RE
Fixed maturity securities:
Reinsurance assets, net of allowance for credit losses and disputes	27,794	28,472
Liabilities:
Fortitude Re funds withheld payable (portion measured at fair value: 2022 - $1,262; 2021 - $7,974)	26,551	35,144
Excluding Fortitude
Fixed maturity securities:
Reinsurance assets, net of allowance for credit losses and disputes	2,980	2,932
Liabilities:
Other liabilities (portion measured at fair value: 2022 - $97; 2021 - $191)	8,775	9,903
Consolidated Entities, Excluding Consolidated Investments
Liabilities:
Long-term debt	7,868	427
Debt of consolidated investment entities
Liabilities:
Long-term debt	$ 5,958	$ 6,936